ACQUISITION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
ACQUISITION OF BUSINESS	ACQUISITION OF BUSINESS
When determining the basis of accounting for the company’s investees, the company evaluates the degree of influence that the company exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the company has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The company accounts for business combinations using the acquisition method of accounting, pursuant to which the consideration transferred for acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in 2022
CDK Global, Inc. (“CDK Global”)
On July 6, 2022, the company, together with institutional partners, acquired a 100% economic interest in CDK Global, a provider of technology services and software solutions to automotive dealers. Total consideration was $8.3 billion, funded with debt and equity. The company received 100% of the voting rights, which provided the company with control, and accordingly, the company has consolidated the business for financial reporting purposes.
Goodwill of $4.6 billion was recognized and represents growth the company expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $4.8 billion were acquired as part of the transaction, comprising customer relationships, trademarks, and developed technology. Other items included $301 million of cash and cash equivalents, $375 million of accounts receivable and other, $953 million of accounts payable and other, $1.1 billion of deferred tax liabilities and $361 million of other net assets. Transaction costs of approximately $15 million were recorded as other expenses in the consolidated statements of operating results. Non-controlling interests of $81 million were recognized and measured at fair value.
The company’s results from operations for the period ended December 31, 2022 include revenues of $889 million and $42 million of net loss attributable to Brookfield Business Partners from the acquisition. If the acquisition had been effective January 1, 2022, the company would have recorded revenues of $1.8 billion and a net loss of $107 million attributable to Brookfield Business Partners for the year ended December 31, 2022.
BHI Energy, Inc. (“BHI Energy”)
On May 27, 2022, the company’s nuclear technology services operations acquired a 100% economic interest in BHI Energy for total consideration of $737 million. The company received 100% of the voting rights through its nuclear technology operations, which provided the company with control, and accordingly, the company has consolidated the business for financial reporting purposes.
Goodwill of $257 million was recognized, of which $68 million was deductible for tax purposes and represents growth the company’s nuclear technology services operations expect to experience from the operations. Intangible assets of $390 million were acquired as part of the transaction, comprising customer relationships and brand names. Other items include $90 million of other net assets. Transaction costs of approximately $8 million were recorded as other expenses in the consolidated statements of operating results.
The company’s results from operations for the period ended December 31, 2022 include revenues of $649 million and net loss of $11 million attributable to Brookfield Business Partners from the acquisition. If the acquisition had been effective January 1, 2022, the company would have recorded revenues of $1.1 billion and net loss of $12 million attributable to Brookfield Business Partners for the year ended December 31, 2022.
Spanish engineering and outages services business
In March 2022, the company’s nuclear technology services operations closed the acquisition of a Spanish engineering and outage services business for cash consideration of $23 million, subject to purchase price adjustments, and accounted for the transaction as a business combination under IFRS 3.
(b)Acquisitions completed in 2021
There were no significant acquisitions during the year ended December 31, 2021.